[Translation]






                      Semi-annual Report
        (including the amendment filed on July 1, 1998)

                   (During the Fourth Term)
                    From:  October 1, 1997
                      To:  March 31, 1998




        AMENDMENT TO SECURITIES REGISTRATION STATEMENT











                PUTNAM DIVERSIFIED INCOME TRUST













                      Semi-annual Report
        (including the amendment filed on July 1, 1998)


                   (During the Fourth Term)
                    From:  October 1, 1997
                      To:  March 31, 1998















                PUTNAM DIVERSIFIED INCOME TRUST


                      Semi-annual Report

                   (During the Fourth Term)
                    From:  October 1, 1997
                      To:  March 31, 1998

To:  Minister of Finance

Filing Date:   June 30, 1998

(including the amendment filed
                              on July 1, 1998)

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME
                              TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



        Places where a copy of this Semi-annual Report is available for Public Inspection


                        Not applicable.


 (Total number of pages of this Semi-annual Report in Japanese is
              53 including front and back pages.)




                       C O N T E N T S


                                                  This
                                                EnglishJapane
se
                                              translationOr
iginal

 I.       STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  2      3

       (a)     Record of Changes in Net Assets     2      3

       (b)     Record of Distributions Paid        2      3

   (3) Record of Sales and Repurchases             3      4

II.     OUTLINE OF THE TRUST

   1.  Trust                                       4      5

   (1) Amount of Capital Stock                     4      5

   (2) Information Concerning Major Shareholders   4      5

   (3) Information Concerning Directors, Officers and
Employees                                         45

   (4) Description of Business and Outline of Operation    7
8

   (5) Miscellaneous                               7      8

   2.  Putnam Investment Management, Inc.
       (Investment Management Company)             7      8

   (1) Amount of Capital Stock                     7      8

   (2) Information Concerning Major Shareholders   7      9

   (3) Information Concerning Officers and Employees       8
9

   (4) Summary of Business Lines and Business Operation    19
19

   (5) Miscellaneous                              33     40

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND      33
41

IV.       OUTLINE OF THE FINANCIAL STATUS OF THE
   INVESTMENT MANAGEMENT COMPNAY                  33     82


I. STATUS OF INVESTMENT FUND

(1)  Diversification of Investment Portfolio



 5. Status of the
  Invesment Fund
    (A)
Diversification of
Investment Fund:
               139                     (As of the
                                          end of
                                      May, 1998)
Types of Assets    Name of     Total   Investment
                  Country      U.S.    Ratio (%)
                             Dollars

Corporate Bonds    United    1,822,008,      32.65
                  States          495
                   Mexico    71,823,829       1.29
                   United    48,940,081       0.88
                  Kingdom
                   Canada    47,294,513       0.85
                   Indonesi  30,808,500       0.55
                  a
                   Luxembou  17,994,375       0.32
                  rg
                   Bermuda   16,755,795       0.30
                   Columbia  12,775,100       0.23
                   Japan     12,012,795       0.22
                   Brazil    11,351,100       0.20
                   India     8,490,450       0.15
                   Argentin  7,366,300       0.13
                  a
                   China     7,167,500       0.13
                   Germany   6,008,500       0.11
                   Korea     4,439,180       0.08
                   Greece    4,249,025       0.08
                   Sweden    2,659,588       0.05
                   Ireland   2,368,000       0.04
                   Switzerl  2,363,800       0.04
                  and
                   Poland    2,171,476       0.04
                   Australi  1,592,125       0.03
                  a
                   Ecuador   1,332,800       0.02
                   Netherla    478,500       0.01
                  nds

    Sub-total               2,142,451,      38.40
                                  827
U.S. Government    United    1,248,389,      22.38
Obligations        States          355
                                            0.00
Foreign Government United    381,626,50       6.84
Bonds              Kingdom           9
                   Germany   139,024,76       2.49
                                    1
                   Russia    58,843,179       1.06
                   South     51,353,145       0.92
                  Africa
                   Panama    33,849,200       0.61
                   Korea     11,148,038       0.20
                   Denmark     155,638       0.00
                   Peru
    Sub-total               676,000,47      12.12
                                    0
Collateralized     United    569,690,43      10.21
Mortgage           States            1
Obligations
                                            0.00
Brady Bonds        Mexico    98,354,650       1.76
                   Argentin  71,655,248       1.29
                  a
                   Brazil    55,563,762       1.00
                   Bulgaria  50,310,000       0.90
                   Peru      37,382,975       0.67
                   Philippi  30,350,190       0.54
                  nes
                   Venezuel  22,130,938       0.40
                  a
                   France    4,085,854       0.07

    Sub-total               369,833,61       6.63
                                    7
Short-term         United    254,308,61       4.56
                  States            9
                   Turkey    29,448,358       0.53
                   Russia    23,603,930       0.42

    Sub-total               307,360,90       5.51
                                    7
Preferred Stock    United    143,418,00       2.57
                  States            0
                   Canada    19,845,030       0.35
                   Germany   2,090,000       0.04

    Sub-total               165,353,03       2.96
                                    0
Units              United    114,910,58       2.06
                  States            7
                   Columbia  18,548,550       0.33
                   Australi    148,000       0.00
                  a

    Sub-total               133,607,13       2.39
                                    7
Convertile Bonds   United    43,974,243       0.79
                  States
                   United    4,363,925       0.08
                  Kingdom

    Sub-total               48,338,168       0.87
Common Stock       United    36,407,750       0.65
                  States
                   Columbia  1,339,011       0.03

    Sub-total               37,746,761       0.68
Asset-Backed       United    33,734,566       0.60
Securities         States
Warrants           United    15,471,140       0.27
                  States
                   Columbia    868,000       0.02
                   Ireland     112,000       0.00

    Sub-total               16,451,140       0.29
Convertible        United    1,159,660       0.02
Preferred Stocks   States
Cash, Deposit and                    -      -3.07
Other Assets                171,037,33
(After deduction                    6
of liabilities)
      Total                 5,579,079,     100.00
                                  733
      (Net Asset            (Yen775,49
      Value)                2 million)

    Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset
          Value of the Fund.  The same applies hereinafter.

    Note 2: Dollar amount is translated for convenience at the rate of $1.00=Yen139.00 (the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 29th May,
          1998).  The same applies hereinafter.

    Note 3: In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the "total column" is not equal to the aggregate amount. Also, translation into yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(B)  Results of Past Operations
 (1) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of June
     1997 to May 1998 is as follows:


 (2)Record of Distributions Paid

     Record of distribution paid from June 1997 to May 1998 are as follows:



(3)  Record of Sales and Repurchases
          Record of sales and repurchases during the following period and number of outstanding Class M shares of the Fund as of the end of May 1998 are as follows:

                     Number of     Number of     Number of
                    Shares Sold     Shares      Outstanding
                                  Repurchased      Shares
    From: June 1,  91,807,491    6,089,006     92,382,931
    1997           (89,702,110)  (4,012,120)   (85,689,990)
    To:     May
    31, 1998

Note:    The number of Shares sold, repurchased and
     outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.



     II. OUTLINE OF THE TRUST

1.   Trust
 (1) Amount of Capital Stock
          Not applicable.
 (2) Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust
     (as of May, 1998)
                                                      Shares
Name           Office and    Resume                   Owned
               Title
George Putnam  Chairman and  present: Chairman and
               President           Director of        5,627.558
                                   Putnam Management
                                   and Putnam Mutual
                                   Funds Corp.
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
William F.     Vice          present: Professor of
Pounds         Chairman            Management,        960.354
                                   Alfred P. Sloan
                                   School of
                                   Management,
                                   Massachusetts
                                   Institute of
                                   Technology
Jameson Adkins Trustee       present: President,
Baxter                             Baxter             390.482
                                   Associates, Inc.

Hans H. Estin  Trustee       present: Vice Chairman,
                                   North American     230.212
                                   Management Corp.
John A. Hill   Trustee       present: Chairman and
                                   Managing           1,061.152
                                   Director, First
                                   Reserve
                                   Corporation
Ronald J.      Trustee       present: Former
Jackson                            Chairman,          473.513
                                   President and
                                   Chief Executive
                                   Officer of Fisher-
                                   Price, Inc.,
                                   Trustee of Salem
                                   Hospital and the
                                   Peabody Essex
                                   Museum
Paul L. Joskow Trustee       present: Professor of
                                   Economics and      243.517
                                   Management and
                                   former Head of
                                   the Department of
                                   Economics at the
                                   Massachusetts
                                   Institute of
                                   Technology
                                   Director, New
                                   England Electric
                                   System, State
                                   Farm Indemnity
                                   Company and
                                   Whitehead
                                   Institute for
                                   Biomedical
                                   Research
Elizabeth T.   Trustee       present: President
Kennan                             Emeritus and       298.809
                                   Professor, Mount
                                   Holyoke College
Lawrence J.    Trustee and   present: President,
Lasser         Vice                Chief Executive    140.228
               President           Officer and
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
                                   Director, Marsh &
                                   McLennan
                                   Companies, Inc.
John H.        Trustee       present: Chairman and
Mullin, III                        Chief Executive    412.432
                                   Offficer of
                                   Ridgeway Farm,
                                   Director of ACX
                                   Technologies,
                                   Inc., Alex. Brown
                                   Realty, Inc. and
                                   The Liberty
                                   Corporation
Robert E.      Trustee       present: President and
Patterson                          Trustee of Cabot   550.196
                                   Industrial Trust
                                   and Trustee of
                                   Sea Education
                                   Association
Donald S.      Trustee       present: Director of
Perkins                            various            3,286.294
                                   corporations,
                                   including Cummins
                                   Engine Company,
                                   Lucent
                                   Technologies,
                                   Inc., Nanophase
                                   Technologies,
                                   Inc. and Springs
                                   Industries, Inc.
George Putnam, Trustee       present: President, New
III                                Generation         1,494.580
                                   Research, Inc.
A.J.C. Smith   Trustee       present: Chairman and
                                   Chief Executive    225.467
                                   Officer, Marsh &
                                   McLennan
                                   Companies, Inc.
W. Thomas      Trustee       present: President and
Stephens                           Chief Executive    107.661
                                   Officer of
                                   MacMillian
                                   Bloedel, Ltd.
                                   Director of Qwest
                                   Communications
                                   and New Century
                                   Energies
W. Nicholas    Trustee       present: Director of
Thorndike                          various            150.484
                                   corporations and
                                   charitable
                                   organizations,
                                   including Data
                                   General
                                   Corporation,
                                   Bradley Real
                                   Estate, Inc. and
                                   Providence
                                   Journal Co.
                                   Trustee of Cabot
                                   Industrial Trust,
                                   Massachusetts
                                   General Hospital
                                   and Eastern
                                   Utilities
                                   Associations
Charles E.     Executive     present: Managing            0
Porter         Vice                Director of
               President           Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Patricia C.    Senior Vice   present: Senior Vice         0
Flaherty       President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
William N.     Vice          present: Director and
Shiebler       President           Senior Managing    1,451.426
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   President and
                                   Director of
                                   Putnam Mutual
                                   Funds
Gordon H.      Vice          present: Director and        0
Silver         President           Senior Managing
                                   Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
John D. Hughes Vice          present  Senior Vice         0
               President           President of
               and                 Putnam Management
               Treasurer
Beverly Marcus Clerk and           N/A                    0
               Assistant
               Treasurer
Ian C.         Vice          present  Senior              0
Ferguson       President           Managing Director
                                   of Putnam
                                   Management
John R. Verani Vice          present  Senior Vice         0
               President           President of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
David L.       Vice          present: Managing            0
Waldman        President           Director of
                                   Putnam Management
William J.     Vice          present  Managing            0
Curtin         President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Jennifer E.    Vice          present  Managing            0
Leichter       President           Director of
                                   Putnam Management
Robert M.      Vice          present: SeniorVice          0
Paine          President           President of
                                   Putnam Management
D. William     Vice          present: Managing            0
Kohli          President           Director of
                                   Putnam
                                   Investments, Inc.
                                   and Putnam
                                   Management
Michael        Vice          present: Managing            0
Martino        President           Director of
                                   Putnam Management
Gail S.        Vice          present: SeniorVice          0
Attridge       President           President of
                                   Putnam Management
Paul G.        Assistant     present: N/A                 0
Bucuvalas      Treasurer
Mary A. Eaton  Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Judith Cohen   Associate     present: N/A                 0
               Treasurer
               and
               Assistant
               Clerk
Katharine      Senior        present: N/A                 0
Howard         Associate
               Treasurer
Wanda M.       Assistant     present: N/A                 0
McManus        Clerk
Joanne M.      Assistant     present: N/A                 0
Neary          Clerk
     (2) Employees of the Trust
          The Trust does not have any employees.
(4)  Description of Business and Outline of Operation
          The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the investment adviser, to render investment advisory services and Putnam Fiduciary Trust Company, to hold the assets of the Fund in custody and act as Investor Servicing Agent.
(5)  Miscellaneous
          There has been, or is, no litigation or fact which had or would have, a material effect on the Trust during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
 (1) Amount of Capital Stock  (as of the end of May, 1998)

     1. Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years:

                                    Amount of Capital
            Year                (Total Stockholders' Equity)

     End of 1993                    $49,847,760

     End of 1994                    $48,149,491

     End of 1995                    $45,521,351

     End of 1996                    $45,817,658

     End of 1997                    $48,617,160

 (2) Information Concerning Major Stockholders
     As of the end of May, 1998, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc. See subsection D above.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment
                       Management, Inc.


                 Position
                 with Putnam
     Name        Investment    Other Business Affiliation
                 Management,
                 Inc.
     Putnam,     Chairman      Director of Putnam Mutual
     George                    Funds Corp.
     Lasser,     President
     Lawrence J. and Director
     Silver,     Director and  Director of Putnam Fiduciary
     Gordon      Senior        Trust Company, Senior
                 Managing      Administrative Officer and
                 Director      Senior Managing Director of
                               Putnam Mutual Funds Corp.
     Burke,      Senior        Senior Managing Director of
     Robert W.   Managing      Putnam Mutual Funds Corp.
                 Director
     Collman,    Senior        Senior Managing Director of
     Kathleen M. Managing      Putnam Mutual Funds Corp.
                 Director
     Ferguson,   Senior
     Ian C.      Managing
                 Director
     Regan,      Senior
     Anthony W.  Managing
                 Director
     Spiegel,    Director and  Senior Managing Director of
     Steven      Senior        Putnam Mutual Funds Corp.
                 Managing
                 Director
     Anderson,   Managing
     Blake E.    Director
     Antill,     Managing
     Jennifer    Director
     Beck,       Managing
     Robert R.   Director
     Bogan,      Managing
     Thomas R.   Director
     Browchuk,   Managing
     Brett       Director
     Cassaro,    Managing
     Jeseph A.   Director
     Cotner, C.  Managing
     Beth        Director
     Cronin,     Managing      Managing Director of Putnam
     Kevin M.    Director      Fiduciary Trust Company
     Curtin,     Managing
     William J.  Director

     D'Alelio,   Managing
     Edward H.   Director
     Daly,       Managing      Managing Director of Putnam
     Kenneth L.  Director      Mutual Funds Corp.
     DeTore,     Managing      Managing Director of Putnam
     John A.     Director      Fiduciary Trust Company
     Durgarian,  Managing
     Karnig H.   Director
     Esteves,    Managing      Treasurer and CFO of Putnam
     Irene M.    Director      Fiduciary Trust Company
     Gillis,     Managing
     Roland      Director
     Haslett,    Managing
     Thomas R.   Director
     Hurley,     Managing      Managing Director and CFO of
     William J.  Director      Putnam Mutual Funds Corp.
     Jacobs,     Managing
     Jerome J.   Director
     Joseph,     Managing
     Joseph P.   Director
     Kamshad,    Managing
     Omid        Director
     King, David Managing
     L.          Director
     Kohli, D.   Managing
     William     Director
     Kreisel,    Managing
     Anthony I.  Director
     Kuenstner,  Managing
     Deborah F.  Director
     Landes,     Managing
     William J.  Director
     Leichter,   Managing
     Jennifer    Director
     Maloney,    Managing
     Kevin J.    Director
     Martino,    Managing      Managing Director of Putnam
     Michael     Director      Fiduciary Trust Company
     Maxwell,    Managing
     Scott M.    Director
     McGue,      Managing
     William F.  Director
     McMullan,   Managing
     Carol C.    Director
     Miller,     Managing
     Daniel L.   Director
     Morgan Jr., Managing      Managing Director of Putnam
     John J.     Director      Fiduciary Trust Company

     O'Donnell   Managing
     Jr., C.     Director
     Patrick
     Peacher,    Managing
     Stephen C.  Director
     Porter,     Managing
     Charles E.  Director
     Reilly,     Managing
     Thomas V.   Director
     Schultz,    Managing      Managing Director of Putnam
     Mitchell D. Director      Mutual Funds Corp.
     Scott,      Managing      Managing Director of Putnam
     Justin M.   Director      Fiduciary Trust Company
     Shadek Jr., Managing
     Edward T.   Director
     Starr,      Managing      Managing Director of Putnam
     Loren       Director      Mutual Funds Corp.
     Swift,      Managing
     Robert      Director
     Talanian,   Managing      Managing Director of Putnam
     John C.     Director      Mutual Funds Corp.
     Tibbetts,   Managing      Managing Director of Putnam
     Richard B.  Director      Mutual Funds Corp.
     Waldman,    Managing
     David L.    Director and
                 Chief
                 Financial
                 Officer
     Wetlaufer,  Managing      Managing Director of Putnam
     Eric        Director      Mutual Funds Corp.
     Woolverton, Managing      Managing Director of Putnam
     William H.  Director      Mutual Funds Corp.
     Zieff,      Managing
     William E.  Director
     Arends,     Senior Vice   Senior Vice President of
     Michael K.  President     Putnam Mutual Funds Corp.
     Asher,      Senior Vice   Senior Vice President of
     Steven E.   President     Putnam Mutual Funds Corp.
                               and Senior Vice President of
                               Putnam Fiduciary Trust
                               Company
     Atkin,      Senior Vice
     Michael J.  President
     Attridge,   Senior Vice   Senior Vice President of
     Gail S.     President     Putnam Fiduciary Trust
                               Company
     Agustine,   Senior Vice
     Jeffrey B.  President
     Bakshi,     Senior Vice
     Manjit S.   President
     Bamford,    Senior Vice
     Dolores     President
     Snyder
     Baumbach,   Senior Vice
     Robert K.   President
     Berka,      Senior Vice   Senior Vice President of
     Sharon A.   President     Putnam Mutual Funds Corp.
     Blaisdell,  Senior Vice
     Geoffrey C. President
     Boselli,    Senior Vice
     John A.     President
     Bousa,      Senior Vice
     Edward P.   President
     Bresnahan,  Senior Vice   Senior Vice President of
     Leslee R.   President     Putnam Mutual Funds Corp.
     Burke,      Senior Vice
     Andrea      President
     Burns,      Senior Vice
     Cheryl A.   President
     Byrne,      Senior Vice
     Joshua L.   President
     Callahan,   Senior Vice
     Ellen S.    President
     Carlson,    Senior Vice
     David G.    President
     Chapman,    Senior Vice
     Susan       President
     Chrostowski Senior Vice   Senior Vice President of
     , Louis F.  President     Putnam Mutual Funds Corp.
     Curran,     Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Mutual Funds Corp.
     Dalferro,   Senior Vice
     John R.     President
     Danoff, Ami Senior Vice
     K.          President
     Derbyshire, Senior Vice   Senior Vice President of
     Ralph C.    President     Putnam Fiduciary Trust
                               Company
     England,    Senior Vice
     Richard B.  President
     Eurkus,     Senior Vice
     David J.    President
     Farrell,    Senior Vice   Senior Vice President of
     Deborah S.  President     Putnam Mutual Funds Corp.
     Finch, Ted  Senior Vice
                 President
     Fitzgerald, Senior Vice
     Michael T.  President
     Flaherry,   Senior Vice   Senior Vice President of
     Patricia C. President     Putnam Mutual Funds Corp.
     Fontana,    Senior Vice
     Forrest N.  President
     Francis,    Senior Vice
     Jonathan H. President
     Frucci,     Senior Vice   Senior Vice President of
     Richard M.  President     Putnam Fiduciary Trust
                               Company
     Fullerton,  Senior Vice   Senior Vice President of
     Brian J.    President     Putnam Mutual Funds Corp.
     Grant,      Senior Vice   Senior Vice President of
     Peter J.    President     Putnam Fiduciary Trust
                               Company
     Graviere,   Senior Vice
     Patrice     President
     Grim,       Senior Vice
     Daniel J.   President
     Haagensen,  Senior Vice
     Paul E.     President
     Hadden,     Senior Vice
     Peter J.    President
     Halperin,   Senior Vice
     Matthew C.  President
     Healey,     Senior Vice
     Deborah R.  President
     Holding,    Senior Vice
     Pamela      President
     Hotchkiss,  Senior Vice
     Michael F.  President
     Kay, Karen  Senior Vice   Clerk, Director and Senior
     R.          President     Vice President of Putnam
                               Fiduciary Trust Company and
                               Senior Vice President of
                               Putnam Mutual Funds Corp.
     Kirson,     Senior Vice
     Steven L.   President
     Knight,     Senior Vice
     Jeffrey L.  President
     Kobylarz,   Senior Vice
     Jeffrey J.  President
     Koontz,     Senior Vice   Senior Vice President of
     Jill A.     President     Putnam Mutual Funds Corp.
     Korn, Karen Senior Vice
     R.          President
     Lannum III, Senior Vice
     Coleman N.  President
     Lindsey,    Senior Vice
     Jeffrey R.  President
     Lomba,      Senior Vice
     Rufino R.   President
     Lukens,     Senior Vice
     James W.    President
     MacElwee,   Senior Vice
     Elizabeth   President
     M.
     Madore,     Senior Vice   Senior Vice President of
     Robert A.   President     Putnam Fiduciary Trust
                               Company
     Malloy,     Senior Vice
     Julie M.    President
     Manning,    Senior Vice
     Howard K.   President
     Marrkand,   Senior Vice
     Paul E.     President
     Matteis,    Senior Vice
     Andrew S.   President
     McAuley,    Senior Vice
     Alexander   President
     J.
     McDonald,   Senior Vice
     Richard E.  President
     Meehan,     Senior Vice
     Thalia      President
     Mehta,      Senior Vice
     Sandeep     President
     Mikami,     Senior Vice
     Darryl K.   President
     Miller,     Senior Vice
     William H.  President
     Minn, Seung Senior Vice
     H.          President
     Mockard,    Senior Vice
     Jeanne L.   President
     Morgan,     Senior Vice
     Kelly A.    President
     Mufson,     Senior Vice
     Michael J.  President
     Mullen,     Senior Vice    Senior Vice President of
     Donald E.   President      Putnam Mutual Funds Corp.

     Mullin,     Senior Vice
     Hugh H.     President
     Netols,     Senior Vice    Senior Vice President of
     Jeffrey W.  President      Putnam Fiduciary Trust
                                Company
     Oler,       Senior Vice
     Stephen S.  President
     Paine,      Senior Vice
     Robert M.   President
     Parker,     Senior Vice
     Margery C.  President
     Perry,      Senior Vice
     William     President
     Peters,     Senior Vice
     Carmel      President
     Plapinger,  Senior Vice    Senior Vice President of
     Keith       President      Putnam Mutual Funds Corp.
     Pohl,       Senior Vice
     Charles G.  President
     Polland,    Senior Vice
     Mark D.     President
     Prusko,     Senior Vice    Senior Vice President of
     James M.    President      Putnam Fiduciary Trust
                                Company
     Quinton,    Senior Vice
     Keith P.    President
     Quistberg,  Senior Vice
     Paul T.     President
     Ray,        Senior Vice
     Christophe  President
     r A.
     Reeves,     Senior Vice
     William H.  President
     Rosalanko,  Senior Vice
     Thomas J.   President
     Ruys de     Senior Vice    Senior Vice President of
     Perez,      President      Putnam Fiduciary Trust
     Charles A.                 Company and Senior Vice
                                President of Putnam Mutual
                                Funds Corp.
     Santos,     Senior Vice    Senior Vice President of
     David J.    President      Putnam Fiduciary Trust
                                Company
     Santosus,   Senior Vice
     Anthony C.  President
     Schwister,  Senior Vice    Senior Vice President of
     Jay E.      President      Putnam Fiduciary Trust
                                Company
     Scordato,   Senior Vice    Senior Vice President of
     Christine   President      Putnam Mutual Funds Corp.
     A.
     Senter,     Senior Vice
     Max S.      President
     Silk,       Senior Vice
     David M.    President
     Simon,      Senior Vice
     Sheldon N.  President
     Simozar,    Senior Vice
     Saied       President
     Smith Jr.,  Senior Vice
     Leo J.      President
     Smith,      Senior Vice
     Margaret    President
     D.
     Spatz,      Senior Vice
     Erin J.     President
     Stack,      Senior Vice    Senior Vice President of
     Michael P.  President      Putnam Mutual Funds Corp.
     Stairs,     Senior Vice
     George W.   President
     Storkerson  Senior Vice    Senior Vice President of
     , John K.   President      Putnam Fiduciary Trust
                                Company
     Strumpf,    Senior Vice
     Casey       President
     Sullivan,   Senior Vice
     Roger R.    President
     Svensson,   Senior Vice
     Lisa H.     President
     Swanberg,   Senior Vice
     Charles H.  President
     Thomas,     Senior Vice
     David K.    President
     Thomsen,    Senior Vice    Senior Vice President of
     Rosemary    President      Putnam Fiduciary Trust
     H.                         Company
     Till,       Senior Vice
     Hilary F.   President
     Troped,     Senior Vice    Senior Vice President of
     Bonnie L.   President      Putnam Mutual Funds Corop.
     Tumer,      Senior Vice
     Virginia    President
     M.
     Van Vleet,  Senior Vice    .
     Charles C.  President
     Verani,     Senior Vice    Senior Vice President of
     John R.     President      Putnam Fiduciary Trust
                                Company and Senior Vice
                                President of Putnam Mutal
                                Funds Corp.
     Walsh,      Senior Vice
     Francis P.  President
     Warren,     Senior Vice
     Paul C.     President
     Weinstein,  Senior Vice
     Michael R.  President
     Weiss,      Senior Vice
     Manuel      President
     Whalen,     Senior Vice    Senior Vice President of
     Edward F.   President      Putnam Mutual Funds Corp.
     Wheeler,    Senior Vice
     Diane D.F.  President
     Wyke,       Senior Vice
     Richard P.  President
     Yogg,       Senior Vice
     Michael R.  President
     Zukowski,   Senior Vice
     Gerald S.   President


 (4) Summary of Business Lines and Business Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of May, 1998, Investment Management Company managed, advised, and/or administered the following111 funds and fund portfolios (having an aggregate net asset value of approximately $205 billion):



 (5) Miscellaneous
     There has been, or is, no litigation or fact which caused or would cause, a material effect on the Fund and/or the Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached.]













        AMENDMENT TO SECURITIES REGISTRATION STATEMENT
















                PUTNAM DIVERSIFIED INCOME TRUST


      AMENDMENT TO THE SECURITIES REGISTRATION STATEMENT

To:  Minister of Finance

Filing Date:   June 30, 1998

Name of the Registrant Trust:      PUTNAM DIVERSIFIED INCOME
                              TRUST

Name and Official Title of Trustees:         George Putnam
                                                       William
                              F. Pounds
                                                       Jameson
                              A. Baxter
                                                       Hans H.
                              Estin
                                                       John A.
                              Hill
                                                       Ronald
                              J. Jackson
                                                       Paul L.
                              Joskow

Elizabeth T. Kennan

Lawrence J. Lasser
                                                       John H.
                              Mullin, III
                                                       Robert
                              E. Patterson
                                                       Donald
                              S. Perkins
                                                       George
                              Putnam, III
                                                       A.J.C.
                              Smith
                                                       W.
                              Thomas Stephens
                                                       W.
                              Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                                       Boston,
                              Massachusetts 02109
                                                       U. S.
                              A.

Name and Title of Registration Agent:        Harume Nakano

Attorney-at-Law

Signature [Harume Nakano]

(Seal)

                                                       Ken
                              Miura

                              Attorney-at-Law

Signature [Ken Miura]

(Seal)

Address or Place of Business            Kasumigaseki Building,
                              25th Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                                       Ken
                              Miura

Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto

Kasumigaseki Building, 25th
                              Floor
                                                       2-5,
                              Kasumigaseki 3-chome
                                                       Chiyoda-
                              ku, Tokyo

Phone Number:                                03-3580-3377

                            - ii -



           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM DIVERSIFIED
                              INCOME TRUST
Offering or Sale of Foreign
Investment Fund Securities:

Type and Aggregate Amount of       Up to 220 million Class M
                              Shares
Foreign Investment Fund Securities           Up to the total
                              amount aggregating the
to be Publicly Offered or Sold:         amounts calculated by
                              multiplying the respective net
                              asset value per Class M Share by
                              the respective number of Class M
                              Shares in respect of 220 million
                              Class M Shares
                                                       (The
                              Maximum amount expected to be
                              sold is 2,761 million U.S.
                              dollars (approximately Yen384
                              billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=Yen139.00 the ean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on May 29, 1998,.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M
     Share as of May 29, 1998 (U.S.$12.55) by 220 million
     Class M Shares for convenience.



    Places where a copy of this Amendment to the Securities
                         Registration
         Statement is available for Public Inspection


                        Not applicable.


    (Total number of pages of this Securities Registration
                   Statement in Japanese is
              2 including front and back pages.)


I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on February 4, 1998 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 3 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

           Before amendment                After amendment
     [Original Japanese SRS]          [Aforementioned Semi-annual
                                  Report]
     IDescription of the Fund      I.  Status of Investment
     .Status of Investment            Portfolio of the Fund
     5Portfolio
     .
     (Diversification of           (1  Diversification of
     AInvestment Portfolio         )   Investment Portfolio
     )                             (the aforementioned
                                  Japanese Semi-annual
                                  Report, page 1)
     (Results of Past Operations   (2  Results of Past Operations
     B                          )
     )
     Record of Changes in Net         Record of Changes in Net
     (Assets (Class M Shares)      a)  Assets (Class M Shares)
     1(Regarding the amounts as       (Ditto, page 3)
     )at the end of each month        (Regarding the amounts as
   during one-year period          at the end of each month
   from, and including, the        during one-year period
   latest relevant date            from, and including, the
   appertaining to the filing      latest relevant date
   date of the original            appertaining to the filing
   Japanese SRS)                   date of the afore-mentioned
                                  Semi-annual Report)
     Record of Distributions         Record of Distributions
     (Paid (Class M Shares)        b) Paid (Class M Shares)
     2(Regarding the dividends        (Ditto, page 4)
     )paid at the end of each         (Regarding the dividends
   month up to the latest          paid at the end of each
   relevant date of the            month up to the latest
   original Japanese SRS)          relevant date of the afore-
                                   mentioned Semi-annual
                                   Report)
     IOutline of the Trust         II Outline of the Trust
     I                          .
     .
     1Trust                        1.  Trust
     .
     (Amount of Capital Share      (1  Amount of Capital Share
     E                          )   (Ditto, page 5)
     )
     (Information Concerning       (2  Information Concerning
     GMajor Shareholders           )   Major Shareholders (Ditto,
     )                             page 5)
     (Information Concerning       (3  Information Concerning
     HDirectors, Officers and      )   Directors, Officers and
     )Employees                       Employees (Ditto, page 5)
     (Description of Business and  (4  Description of Business and
     IOutline of Operation         )   Outline of Operation
     )                             (Ditto, page 8)
     2Putnam Investment            2.  Putnam Investment
     .Management, Inc.                Management, Inc.
   (Investment Management          (Investment Management
   Company)                        Company)
     (Amount of Capital Share      (1  Amount of Capital Share
     E                          )   (Ditto, page 8)
     )
     (Information Concerning       (2  Information Concerning
     GMajor Shareholders           )   Major Shareholders (Ditto,
     )                             page [ ])
     (Information Concerning       (3  Information Concerning
     HOfficers and Employees       )   Officers and Employees
     )                             (Ditto, page 9)
     (Description of Business and  (4  Description of Business and
     IOutline of Operation         )   Outline of Operation
     )                             (Ditto, page 19)

     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial
     Conditions of the Fund in the aforementioned Semi-annual
     Report (Ditto, from page 41 to 81) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 4 of the original Japanese
SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page 82 to 102) is added to the original SRS.